Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–88.96%
Aerospace & Defense–3.40%
Bombardier, Inc. (Canada),
8.75%, 12/01/2021(b)	$1,614,000	$1,750,786
5.75%, 03/15/2022(b)	2,034,000	2,079,751
6.13%, 01/15/2023(b)	3,319,000	3,373,432
7.50%, 03/15/2025(b)	4,486,000	4,553,290
7.88%, 04/15/2027(b)	2,362,000	2,382,041
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	5,218,000	5,532,893
TransDigm, Inc.,
6.50%, 07/15/2024	1,266,000	1,308,715
6.50%, 05/15/2025	2,936,000	3,057,110
6.25%, 03/15/2026(b)	5,566,000	5,986,923
Triumph Group, Inc.,
5.25%, 06/01/2022	2,400,000	2,406,749
7.75%, 08/15/2025	5,404,000	5,635,913
		38,067,603
Agricultural & Farm Machinery–0.68%
Titan International, Inc., 6.50%, 11/30/2023	9,131,000	7,582,519
Airlines–0.60%
Air Canada (Canada), 7.75%, 04/15/2021(b)	6,290,000	6,717,091
Alternative Carriers–1.03%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	1,411,000	1,484,725
Series Y, 7.50%, 04/01/2024	4,292,000	4,839,230
Level 3 Financing, Inc.,
5.38%, 05/01/2025	1,282,000	1,330,062
5.25%, 03/15/2026	3,752,000	3,915,484
		11,569,501
Aluminum–0.20%
Novelis Corp., 6.25%, 08/15/2024(b)	2,134,000	2,249,300
Apparel Retail–0.67%
L Brands, Inc.,
5.63%, 02/15/2022	3,400,000	3,574,226
6.88%, 11/01/2035	3,039,000	2,674,624
6.75%, 07/01/2036	1,490,000	1,288,999
		7,537,849
Apparel, Accessories & Luxury Goods–0.33%
William Carter Co. (The), 5.63%, 03/15/2027(b)	3,379,000	3,648,720
	Principal Amount	Value
Asset Management & Custody Banks–0.25%
Regionalcare Hospital Partners Holdings, Inc., 8.25%, 05/01/2023(b)	$2,600,000	$2,764,125
Auto Parts & Equipment–1.41%
Adient Global Holdings Ltd., 4.88%, 08/15/2026(b)	2,641,000	2,258,121
Dana, Inc.,
5.50%, 12/15/2024	1,322,000	1,363,861
5.38%, 11/15/2027	2,324,000	2,359,325
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	3,084,000	2,952,930
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada),
6.25%, 05/15/2026(b)	1,600,000	1,701,008
8.50%, 05/15/2027(b)	2,706,000	2,770,335
Tenneco, Inc., 5.00%, 07/15/2026	2,766,000	2,379,521
		15,785,101
Automobile Manufacturers–1.48%
Ford Motor Credit Co. LLC,
5.60%, 01/07/2022	3,902,000	4,102,653
5.11%, 05/03/2029	3,948,000	3,999,142
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	8,045,000	8,413,843
Motors Liquidation Co., 0.00%, 07/15/2033(c)(d)	14,770,000	0
		16,515,638
Automotive Retail–1.30%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/2024(b)	4,986,000	4,988,069
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	2,065,000	2,138,132
Penske Automotive Group, Inc., 5.50%, 05/15/2026	7,105,000	7,476,752
		14,602,953
Broadcasting–2.35%
AMC Networks, Inc.,
5.00%, 04/01/2024	3,466,000	3,487,662
4.75%, 08/01/2025	1,457,000	1,449,715
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024(b)	7,360,000	8,125,808
Gray Television, Inc., 7.00%, 05/15/2027(b)	4,142,000	4,596,885
iHeartCommunications, Inc., 8.38%, 05/01/2027	5,979,000	6,530,996
TV Azteca, S.A.B. de C.V. (Mexico), 8.25%, 08/09/2024(b)	2,570,000	2,114,892
		26,305,958

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Building Products–0.32%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	$1,210,000	$1,243,695
Standard Industries, Inc., 6.00%, 10/15/2025(b)	2,220,000	2,328,203
		3,571,898
Cable & Satellite–5.62%
Altice Financing S.A. (Luxembourg), 7.50%, 05/15/2026(b)	3,510,000	3,742,450
Altice Luxembourg S.A. (Luxembourg), 10.50%, 05/15/2027(b)	2,953,000	3,356,158
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026(b)	7,396,000	7,828,906
CSC Holdings, LLC,
7.75%, 07/15/2025(b)	3,100,000	3,332,500
10.88%, 10/15/2025(b)	5,809,000	6,546,017
6.50%, 02/01/2029(b)	4,625,000	5,167,443
5.75%, 01/15/2030(b)	826,000	872,463
DISH DBS Corp.,
5.88%, 11/15/2024	6,155,000	6,162,694
7.75%, 07/01/2026	2,782,000	2,888,029
DISH Network Corp., Conv., 3.38%, 08/15/2026	5,558,000	5,255,784
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	3,000,000	3,201,000
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	1,000,000	1,012,322
UPCB Finance IV Ltd. (Netherlands), 5.38%, 01/15/2025(b)	2,650,000	2,729,500
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	3,502,000	3,689,541
VTR Finance B.V. (Chile), 6.88%, 01/15/2024(b)	4,647,000	4,770,912
Ziggo B.V. (Netherlands), 5.50%, 01/15/2027(b)	250,000	265,281
Ziggo Bond Co. B.V. (Netherlands), 5.88%, 01/15/2025(b)	2,000,000	2,065,830
		62,886,830
Casinos & Gaming–2.67%
Boyd Gaming Corp.,
6.88%, 05/15/2023	823,000	851,295
6.38%, 04/01/2026	730,000	780,971
6.00%, 08/15/2026	1,499,000	1,600,703
Cirsa Finance International S.a.r.l. (Spain), 7.88%, 12/20/2023(b)	1,368,000	1,451,410
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.63%, 11/01/2021(b)	2,114,000	1,920,313
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	1,807,000	1,876,033
MGM China Holdings Ltd. (Macau), 5.88%, 05/15/2026(b)	851,000	905,782
	Principal Amount	Value
Casinos & Gaming–(continued)
MGM Resorts International, 7.75%, 03/15/2022	$5,095,000	$5,725,506
Scientific Games International, Inc.,
10.00%, 12/01/2022	3,449,000	3,543,848
7.00%, 05/15/2028(b)	1,856,000	1,939,520
Studio City Finance Ltd. (Macau), 7.25%, 02/11/2024(b)	4,037,000	4,253,948
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	4,770,000	5,097,890
		29,947,219
Coal & Consumable Fuels–0.66%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	8,108,000	7,357,929
Commodity Chemicals–0.86%
Koppers, Inc., 6.00%, 02/15/2025(b)	3,677,000	3,732,118
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	2,054,000	2,018,769
Olin Corp., 5.63%, 08/01/2029	3,749,000	3,917,799
		9,668,686
Communications Equipment–0.67%
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	5,663,000	6,086,309
5.25%, 08/01/2026	1,250,000	1,359,810
		7,446,119
Construction Materials–0.18%
Cemex S.A.B. de C.V. (Mexico), 5.45%, 11/19/2029(b)	2,020,000	2,066,965
Consumer Finance–1.47%
Ally Financial, Inc., 8.00%, 03/15/2020	5,353,000	5,423,740
Navient Corp.,
8.00%, 03/25/2020	1,719,000	1,746,134
7.25%, 01/25/2022	2,639,000	2,869,913
7.25%, 09/25/2023	5,808,000	6,461,342
		16,501,129
Copper–1.83%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	7,686,000	7,570,710
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	7,829,000	7,788,465
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	5,925,000	5,186,224
		20,545,399
Data Processing & Outsourced Services–0.33%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	3,549,000	3,681,679
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Distributors–0.66%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(e)	$7,185,000	$7,439,457
Diversified Banks–0.91%
Banco Comercial Portugues, S.A. (Portugal), 9.25% (5 yr. EUR Swap Rate + 9.41%)(b)(f)(g)	800,000	979,500
Barclays Bank PLC (United Kingdom), 7.63%, 11/21/2022	1,212,000	1,360,124
Credit Agricole S.A. (France), 8.13%(b)(f)	3,082,000	3,727,294
Societe Generale S.A. (France), 7.38%(b)(f)	2,005,000	2,125,099
Standard Chartered PLC (United Kingdom), 7.50%(b)(f)	1,836,000	1,973,122
		10,165,139
Diversified Chemicals–0.70%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	2,390,000	2,306,947
5.88%, 01/31/2050(b)	2,005,000	1,936,830
Chemours Co. (The), 7.00%, 05/15/2025	1,735,000	1,609,213
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	2,017,000	2,024,624
		7,877,614
Diversified Metals & Mining–0.63%
Hudbay Minerals, Inc. (Canada),
7.25%, 01/15/2023(b)	1,100,000	1,130,707
7.63%, 01/15/2025(b)	2,853,000	2,867,236
Vedanta Resources Ltd. (India), 6.38%, 07/30/2022(b)	3,108,000	3,040,594
		7,038,537
Diversified REITs–0.84%
Colony Capital, Inc.,
Conv., 3.88%, 01/15/2021	240,000	236,120
5.00%, 04/15/2023	2,808,000	2,776,131
iStar, Inc., 4.75%, 10/01/2024	6,250,000	6,417,969
		9,430,220
Diversified Support Services–0.24%
IAA, Inc., 5.50%, 06/15/2027(b)	2,541,000	2,678,030
Electric Utilities–0.21%
DPL, Inc., 4.35%, 04/15/2029(b)	2,542,000	2,382,007
Electrical Components & Equipment–0.53%
EnerSys, 5.00%, 04/30/2023(b)	5,688,000	5,889,441
Electronic Equipment & Instruments–0.51%
Itron, Inc., 5.00%, 01/15/2026(b)	3,406,000	3,532,542
	Principal Amount	Value
Electronic Equipment & Instruments–(continued)
MTS Systems Corp., 5.75%, 08/15/2027(b)	$2,052,000	$2,145,053
		5,677,595
Environmental & Facilities Services–0.39%
GFL Environmental, Inc. (Canada), 7.00%, 06/01/2026(b)	1,041,000	1,062,182
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	3,233,000	3,345,581
		4,407,763
Fertilizers & Agricultural Chemicals–0.21%
OCI N.V. (Netherlands), 6.63%, 04/15/2023(b)	2,223,000	2,325,258
Food Retail–0.96%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertsons LLC,
7.50%, 03/15/2026(b)	2,024,000	2,245,373
5.88%, 02/15/2028(b)	2,251,000	2,360,337
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 06/15/2024	5,651,000	5,942,083
Quatrim SASU (France), 5.88%, 01/15/2024(b)	150,000	173,265
		10,721,058
Forest Products–0.29%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	3,155,000	3,298,071
Gas Utilities–1.01%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.88%, 08/20/2026	2,626,000	2,888,134
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	8,185,000	8,389,543
		11,277,677
Health Care Facilities–3.51%
Acadia Healthcare Co., Inc.,
5.63%, 02/15/2023	2,000	2,042
6.50%, 03/01/2024	3,255,000	3,394,688
CHS/Community Health Systems, Inc.,
6.25%, 03/31/2023	5,869,000	5,810,310
8.00%, 03/15/2026(b)	3,229,000	3,231,015
HCA, Inc.,
7.50%, 02/15/2022	5,063,000	5,619,895
5.38%, 02/01/2025	2,630,000	2,912,699
5.88%, 02/15/2026	2,780,000	3,144,945
5.38%, 09/01/2026	1,437,000	1,595,106
5.50%, 06/15/2047	1,130,000	1,308,681
Tenet Healthcare Corp.,
8.13%, 04/01/2022	3,174,000	3,475,530
6.75%, 06/15/2023	8,135,000	8,806,137
		39,301,048
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Health Care REITs–0.29%
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	$3,050,000	$3,210,201
Health Care Services–2.41%
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	4,762,000	4,833,397
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	1,650,000	677,073
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	4,915,000	4,913,292
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	7,758,000	7,059,702
Polaris Intermediate Corp., 9.25% PIK Rate, 8.50% Cash Rate, 12/01/2022(b)(e)	6,097,000	5,074,189
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	2,203,000	2,319,423
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	3,975,000	2,118,337
		26,995,413
Home Improvement Retail–0.27%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	3,214,000	2,965,918
Homebuilding–2.80%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	3,296,000	3,700,905
KB Home, 4.80%, 11/15/2029	709,000	719,635
Lennar Corp.,
8.38%, 01/15/2021	867,000	925,869
5.38%, 10/01/2022	4,053,000	4,353,173
5.25%, 06/01/2026	990,000	1,084,394
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	2,060,000	2,103,157
Meritage Homes Corp.,
7.15%, 04/15/2020	2,583,000	2,637,739
5.13%, 06/06/2027	2,788,000	2,970,189
PulteGroup, Inc., 6.38%, 05/15/2033	87,000	101,200
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	2,572,000	2,759,364
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	4,429,000	4,763,013
William Lyon Homes, Inc.,
6.00%, 09/01/2023	976,000	1,020,325
6.63%, 07/15/2027(b)	3,951,000	4,238,821
		31,377,784
Household Products–1.15%
Energizer Holdings, Inc.,
6.38%, 07/15/2026(b)	578,000	618,357
7.75%, 01/15/2027(b)	2,083,000	2,332,590
	Principal Amount	Value
Household Products–(continued)
Reynolds Group Issuer, Inc./LLC, 7.00%, 07/15/2024(b)	$3,834,000	$3,975,379
Spectrum Brands, Inc., 5.75%, 07/15/2025	5,658,000	5,939,033
		12,865,359
Human Resource & Employment Services–0.35%
ASGN, Inc., 4.63%, 05/15/2028(b)	3,926,000	3,955,445
Independent Power Producers & Energy Traders–1.11%
AES Corp. (The), 5.50%, 04/15/2025	1,569,000	1,629,705
Calpine Corp.,
5.38%, 01/15/2023	2,859,000	2,905,459
5.50%, 02/01/2024	2,200,000	2,244,088
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	2,480,000	2,583,416
NRG Energy, Inc.,
6.63%, 01/15/2027	445,000	482,746
5.25%, 06/15/2029(b)	2,402,000	2,580,042
		12,425,456
Industrial Machinery–1.64%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	7,661,000	7,348,163
EnPro Industries, Inc., 5.75%, 10/15/2026	4,997,000	5,311,049
Mueller Industries, Inc., 6.00%, 03/01/2027	5,570,000	5,758,531
		18,417,743
Integrated Oil & Gas–0.48%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	4,851,000	5,338,768
Integrated Telecommunication Services–3.36%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	4,808,000	5,144,680
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	3,388,000	3,180,451
8.00%, 10/15/2025(b)	666,000	609,667
CommScope, Inc.,
6.00%, 03/01/2026(b)	3,812,000	4,000,221
8.25%, 03/01/2027(b)	5,981,000	6,025,708
Frontier Communications Corp.,
10.50%, 09/15/2022	9,954,000	4,718,813
11.00%, 09/15/2025	4,028,000	1,862,950
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	731,000	811,280
7.20%, 07/18/2036	2,822,000	3,310,629
T-Mobile USA, Inc., 6.50%, 01/15/2026	7,409,000	7,946,338
		37,610,737
Interactive Media & Services–1.37%
Cable Onda S.A. (Panama), 4.50%, 01/30/2030(b)	1,575,000	1,609,650
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Interactive Media & Services–(continued)
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	$4,465,000	$4,758,011
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	3,456,000	3,514,317
6.63%, 08/15/2027(b)	5,635,000	5,506,719
		15,388,697
Leisure Products–0.29%
Mattel, Inc., 6.75%, 12/31/2025(b)	3,041,000	3,193,050
Managed Health Care–0.68%
Centene Corp.,
5.38%, 06/01/2026(b)	2,317,000	2,464,767
4.63%, 12/15/2029(b)	1,816,000	1,909,070
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	1,846,000	1,888,301
WellCare Health Plans, Inc., 5.38%, 08/15/2026(b)	1,267,000	1,352,297
		7,614,435
Metal & Glass Containers–0.40%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), 6.00%, 02/15/2025(b)	1,244,000	1,309,310
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	3,335,000	3,192,671
		4,501,981
Movies & Entertainment–1.37%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	4,931,000	4,598,158
6.13%, 05/15/2027	3,873,000	3,495,479
Netflix, Inc.,
5.75%, 03/01/2024	3,147,000	3,491,848
5.88%, 11/15/2028	3,414,000	3,738,415
		15,323,900
Oil & Gas Drilling–1.17%
Diamond Offshore Drilling, Inc., 4.88%, 11/01/2043	1,582,000	812,254
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	2,797,000	2,464,828
Noble Holding International Ltd., 7.75%, 01/15/2024	4,523,000	2,319,915
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	712,000	676,695
5.25%, 11/15/2024	2,608,000	2,208,937
Transocean, Inc., 7.50%, 04/15/2031	4,178,000	2,794,727
Valaris PLC, 7.75%, 02/01/2026	4,109,000	1,859,425
		13,136,781
Oil & Gas Equipment & Services–0.29%
Calfrac Holdings L.P. (Canada), 8.50%, 06/15/2026(b)	2,651,000	1,077,035
	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
SESI, L.L.C., 7.13%, 12/15/2021	$2,904,000	$2,170,740
		3,247,775
Oil & Gas Exploration & Production–6.07%
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	4,679,000	4,503,507
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 02/01/2025	2,363,000	1,849,024
California Resources Corp., 8.00%, 12/15/2022(b)	4,503,000	1,137,008
Callon Petroleum Co.,
6.13%, 10/01/2024	4,713,000	4,489,132
6.38%, 07/01/2026	1,434,000	1,341,288
Centennial Resource Production, LLC, 6.88%, 04/01/2027(b)	3,736,000	3,651,688
Chesapeake Energy Corp., 7.50%, 10/01/2026	2,221,000	1,105,719
Denbury Resources, Inc.,
9.00%, 05/15/2021(b)	2,100,000	1,847,475
5.50%, 05/01/2022	3,015,000	1,607,809
EP Energy LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/2024(b)	3,430,000	1,347,698
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	6,911,000	6,044,723
Gulfport Energy Corp.,
6.63%, 05/01/2023	6,163,000	4,654,976
6.00%, 10/15/2024	3,518,000	2,417,570
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	4,021,000	3,608,335
Oasis Petroleum, Inc.,
6.88%, 03/15/2022	1,100,000	1,030,563
6.88%, 01/15/2023	3,971,000	3,653,320
QEP Resources, Inc.,
5.25%, 05/01/2023	1,561,000	1,486,853
5.63%, 03/01/2026	7,166,000	6,520,881
SM Energy Co., 6.63%, 01/15/2027	2,115,000	1,929,562
Southwestern Energy Co.,
7.50%, 04/01/2026	3,296,000	2,896,442
7.75%, 10/01/2027	1,800,000	1,568,295
Whiting Petroleum Corp.,
6.25%, 04/01/2023	3,235,000	2,256,412
6.63%, 01/15/2026	2,000,000	1,145,050
WPX Energy, Inc., 5.25%, 09/15/2024	5,752,000	5,892,694
		67,986,024
Oil & Gas Refining & Marketing–1.86%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	5,169,000	5,131,845
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Oil & Gas Refining & Marketing–(continued)
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	$4,067,000	$4,396,315
4.75%, 09/15/2029	1,619,000	1,713,262
NuStar Logistics, L.P., 6.00%, 06/01/2026	4,647,000	4,980,999
Parkland Fuel Corp. (Canada), 6.00%, 04/01/2026(b)	4,302,000	4,610,981
		20,833,402
Oil & Gas Storage & Transportation–2.09%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(b)	6,616,000	5,127,566
Energy Transfer Operating, L.P., Series A, 6.25%(f)	2,077,000	1,872,457
Plains All American Pipeline L.P., Series B, 6.13%(f)	3,351,000	3,034,599
SemGroup Corp., 6.38%, 03/15/2025	4,176,000	4,365,653
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.13%, 02/01/2025	3,016,000	3,106,148
5.88%, 04/15/2026	2,638,000	2,780,647
5.50%, 03/01/2030(b)	746,000	749,021
Williams Cos., Inc. (The), 7.88%, 09/01/2021	2,127,000	2,324,361
		23,360,452
Other Diversified Financial Services–1.63%
eG Global Finance PLC (Netherlands),
6.75%, 02/07/2025(b)	3,100,000	3,069,000
8.50%, 10/30/2025(b)	1,474,000	1,547,700
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	3,757,000	3,663,037
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	3,003,000	3,180,778
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	6,590,000	6,804,109
		18,264,624
Packaged Foods & Meats–2.11%
B&G Foods, Inc.,
5.25%, 04/01/2025	3,737,000	3,783,712
5.25%, 09/15/2027	1,033,000	1,011,049
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(b)	4,218,000	4,509,453
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	2,597,000	2,810,792
Post Holdings, Inc.,
5.75%, 03/01/2027(b)	2,673,000	2,869,713
5.63%, 01/15/2028(b)	2,642,000	2,826,471
Simmons Foods, Inc., 5.75%, 11/01/2024(b)	2,805,000	2,720,822
	Principal Amount	Value
Packaged Foods & Meats–(continued)
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	$2,964,000	$3,097,350
		23,629,362
Paper Packaging–0.51%
Cascades Inc/Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	2,619,000	2,655,011
Trivium Packaging Finance B.V. (Netherlands),
5.50%, 08/15/2026(b)	2,134,000	2,244,731
8.50%, 08/15/2027(b)	708,000	771,738
		5,671,480
Paper Products–1.14%
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	3,623,000	3,769,423
5.50%, 01/15/2026	2,013,000	2,018,083
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	6,512,000	7,018,943
		12,806,449
Pharmaceuticals–1.94%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	2,613,000	2,997,725
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	1,820,000	1,906,450
9.00%, 12/15/2025(b)	3,441,000	3,896,933
5.75%, 08/15/2027(b)	1,092,000	1,186,212
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/2023(b)	5,715,000	3,728,980
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	5,571,000	5,828,659
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	2,346,000	2,222,894
		21,767,853
Publishing–0.50%
Meredith Corp., 6.88%, 02/01/2026	5,463,000	5,628,788
Railroads–0.96%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	11,007,000	10,763,910
Restaurants–0.66%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	2,663,000	2,768,269
IRB Holding Corp., 6.75%, 02/15/2026(b)	4,432,000	4,638,520
		7,406,789
Security & Alarm Services–0.89%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	3,983,000	4,101,783
GW B-CR Security Corp. (Canada), 9.50%, 11/01/2027(b)	1,507,000	1,571,048
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount	Value
Security & Alarm Services–(continued)
Prime Security Services Borrower, LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	$2,721,000	$2,865,553
5.75%, 04/15/2026(b)	1,335,000	1,396,936
		9,935,320
Specialized Consumer Services–0.54%
ServiceMaster Co., LLC (The), 7.45%, 08/15/2027	5,389,000	6,094,137
Specialized REITs–0.90%
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	355,000	370,211
Iron Mountain, Inc.,
5.75%, 08/15/2024	4,067,000	4,130,852
5.25%, 03/15/2028(b)	2,545,000	2,659,073
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	4,162,000	2,925,532
		10,085,668
Specialty Chemicals–0.69%
Element Solutions, Inc., 5.88%, 12/01/2025(b)	3,778,000	3,938,527
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	3,689,000	3,810,175
		7,748,702
Specialty Stores–0.45%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	5,266,000	5,068,657
Steel–0.14%
AK Steel Corp., 7.63%, 10/01/2021	1,600,000	1,592,640
Systems Software–0.11%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,251,000	1,277,053
Technology Hardware, Storage & Peripherals–0.52%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	5,499,000	5,822,066
Textiles–0.37%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	5,094,000	4,090,049
Trading Companies & Distributors–1.68%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(g)	3,288,000	3,617,129
BMC East, LLC, 5.50%, 10/01/2024(b)	4,524,000	4,712,493
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	3,812,000	3,997,930
	Principal Amount	Value
Trading Companies & Distributors–(continued)
United Rentals North America, Inc.,
5.88%, 09/15/2026	$2,084,000	$2,235,142
6.50%, 12/15/2026	1,487,000	1,626,670
5.25%, 01/15/2030	2,478,000	2,639,132
		18,828,496
Trucking–0.36%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 03/15/2025(b)	3,890,000	4,003,452
Wireless Telecommunication Services–3.50%
Digicel Group One Ltd. (Jamaica), 8.25%, 12/30/2022(b)	1,698,000	942,920
Digicel Group Two Ltd. (Jamaica), 8.25%, 09/30/2022(b)	1,602,000	398,962
Intelsat (Luxembourg) S.A. (Luxembourg), 7.75%, 06/01/2021	2,609,000	1,884,350
Intelsat Connect Finance S.A. (Luxembourg), 9.50%, 02/15/2023(b)	1,873,000	1,100,388
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	6,057,000	4,828,640
8.50%, 10/15/2024(b)	3,410,000	2,813,250
9.75%, 07/15/2025(b)	2,428,000	2,045,590
Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	3,188,000	3,367,325
Sprint Communications, Inc., 11.50%, 11/15/2021	3,000,000	3,471,750
Sprint Corp.,
7.25%, 09/15/2021	3,336,000	3,545,334
7.88%, 09/15/2023	9,559,000	10,532,823
7.63%, 02/15/2025	2,028,000	2,226,338
7.63%, 03/01/2026	1,837,000	2,009,173
		39,166,843
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,013,385,855)		996,330,785
Variable Rate Senior Loan Interests–2.04%(h)
Alternative Carriers–0.30%
CenturyLink, Inc., Term Loan B, 4.45% (1 mo. USD LIBOR + 2.75%), 01/31/2025(g)	3,385,000	3,388,757
Cable & Satellite–0.82%
Altice Financing S.A. (Luxembourg), Term Loan, 4.70% (1 mo. USD LIBOR + 2.75%), 07/15/2025(g)	2,450,000	2,396,100
Charter Communications Operating, LLC, Term Loan B-1, 3.45%, 04/30/2025(g)	3,409,000	3,428,653
CSC Holdings, LLC, Term Loan, 4.33% (1 mo. USD LIBOR + 2.50%), 04/15/2027(g)	3,411,000	3,421,233
		9,245,986
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

	Principal Amount		Value
Household Products–0.31%
Reynolds Group Issuer, Inc./LLC, Incremental Term Loan, 4.45% (1 mo. USD LIBOR + 2.75%), 02/05/2023(g)		$3,414,000	$3,423,611
Pharmaceuticals–0.31%
Bausch Health Americas, Inc. (Canada), Incremental Term Loan, 4.52% (1 mo. USD LIBOR + 2.75%), 11/27/2025(g)		3,419,000	3,435,668
Wireless Telecommunication Services–0.30%
Sprint Communications, Inc., Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.00%), 02/02/2024(g)		3,373,000	3,362,459
Total Variable Rate Senior Loan Interests (Cost $22,845,655)			22,856,481

Asset-Backed Securities–1.69%
Apidos CLO XV, Series 2013-15A, Class CRR, 3.82% (3 mo. USD LIBOR + 1.85%), 04/20/2031(b)(g)		3,478,000	3,296,146
Bain Capital Credit CLO, Ltd. (Cayman Islands),
Series 2019-1A, Class C, 4.75% (3 mo. USD LIBOR + 2.75%), 04/18/2032(b)(g)		3,280,000	3,281,706
Series 2019-3A, Class C, 4.73% (3 mo. USD LIBOR + 2.85%), 10/21/2032(b)(g)		2,319,000	2,322,437
Magnetite XXIII Ltd., Series 2019-23A, Class C, 4.27% (3 mo. USD LIBOR + 2.40%), 10/25/2032(b)(g)		3,469,000	3,481,898
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class C1 (3 mo. USD LIBOR + 2.60%), 01/20/2033(b)(g)		3,455,000	3,455,000
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 3.64% (3 mo. USD LIBOR + 1.70%), 01/25/2031(b)(g)		3,248,497	3,062,056
Total Asset-Backed Securities (Cost $18,984,500)			18,899,243
U.S. Treasury Securities–0.55%
U.S. Treasury Bills–0.55%
1.86% - 2.36%, 12/19/2019 (Cost $6,184,038)(i)(j)		6,190,000	6,184,038
Non-U.S. Dollar Denominated Bonds & Notes–0.54%(k)
Diversified Banks–0.23%
Erste Group Bank AG (Austria), 6.50%(b)(f)	EUR	2,000,000	2,545,686
Food Retail–0.23%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	2,350,000	2,595,523
	Principal Amount		Value
Other Diversified Financial Services–0.02%
eG Global Finance PLC (United Kingdom), 6.25%, 10/30/2025(b)	EUR	200,000	$231,753
Paper Packaging–0.05%
M&G Finance Luxembourg S.A. (Italy), 5.18%(c)(f)	EUR	4,100,000	542,085
Textiles–0.01%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	200,000	169,677
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,190,539)			6,084,724

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 4.96% (1 mo. USD LIBOR + 3.25%), 10/15/2049(b)(g) (Cost $747,000)		$747,000	779,242
	Shares
Common Stocks & Other Equity Interests–0.00%
Diversified Support Services–0.00%
ACC Claims Holdings, LLC(l)		4,130,550	24,783
Integrated Telecommunication Services–0.00%
Ventelo Ltd. (United Kingdom)(d)(l)		73,021	0
Leisure Products–0.00%
HF Holdings, Inc.(d)(l)		36,820	0
Other Diversified Financial Services–0.00%
Adelphia Recovery Trust, Series ACC1(l)(m)		4,846,549	2,423
Adelphia Recovery Trust, Series Arahova(l)(m)		2,211,702	2,212
			4,635
Total Common Stocks & Other Equity Interests (Cost $9,361,768)			29,418

Money Market Funds–7.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(n)		29,139,692	29,139,692
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(n)		21,494,940	21,503,538
Invesco Treasury Portfolio, Institutional Class, 1.52%(n)		33,302,505	33,302,505
Total Money Market Funds (Cost $83,945,735)			83,945,735
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Shares	Value
Options Purchased–0.03%
(Cost $924,000)(o)	320,472
TOTAL INVESTMENTS IN SECURITIES–101.38% (Cost $1,163,569,090)	1,135,430,138
OTHER ASSETS LESS LIABILITIES—(1.38)%	(15,437,911)
NET ASSETS–100.00%	$1,119,992,227
Investment Abbreviations:
CLO	– Collateralized Loan Obligation
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $573,545,999, which represented 51.21% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2019 was $542,085, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(i)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(j)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Non-income producing security.
(m)	Acquired as part of the Adelphia Communications bankruptcy reorganization.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.
(o)	The table below details options purchased:

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value	Value
Credit Risk
Citibank N.A.	Put	1.06%	Markit CDX North America High Yield Index, Series 33, Version 1	(5.00)%	Quarterly	01/15/2020	3.249%	$110,000,000	$320,472

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank N.A.	Put	1.04%	Markit CDX North America High Yield Index, Series 33, Version 1	Fixed	Quarterly	01/15/2020	3.249%	$(545,300)	$(164,000,000)	$(142,864)	$402,436

See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/28/2020	Citibank, N.A.	EUR	8,743,418	USD	9,704,661	$13,077
Currency Risk
02/28/2020	Barclays Bank PLC	GBP	852,762	USD	1,097,884	(8,299)
Total Forward Foreign Currency Contracts						$4,778

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive	Reference Entity	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
J.P. Morgan Chase Bank, N.A.	Receive	Markit iBoxx USD Liquid Leveraged Loan Index	0.11%	Quarterly	96,716	December—2019	$16,875,000	$(43,454)	$106,830	$150,284
Morgan Stanley & Co. LLC	Receive	Markit iBoxx USD Liquid Leveraged Loan Index	0.11	Quarterly	62,159	December—2019	10,825,000	—	89,172	89,172
Total — Total Return Swap Agreements								$(43,454)	$196,002	$239,456

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$996,330,785	$0	$996,330,785
Variable Rate Senior Loan Interests	—	22,856,481	—	22,856,481
Asset-Backed Securities	—	18,899,243	—	18,899,243
U.S. Treasury Securities	—	6,184,038	—	6,184,038
Non-U.S. Dollar Denominated Bonds & Notes	—	6,084,724	—	6,084,724
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	779,242	—	779,242
Common Stocks & Other Equity Interests	4,635	24,783	0	29,418
Money Market Funds	83,945,735	—	—	83,945,735
Options Purchased	—	320,472	—	320,472
Investments Matured	—	—	0	0
Total Investments in Securities	83,950,370	1,051,479,768	0	1,135,430,138
Other Investments - Assets[1]
Forward Foreign Currency Contracts	—	13,077	—	13,077
Swap Agreements	—	239,456	—	239,456
	—	252,533	—	252,533
Other Investments - Liabilities[1]
Forward Foreign Currency Contracts	—	(8,299)	—	(8,299)
Options Written	—	(142,864)	—	(142,864)
	—	(151,163)	—	(151,163)
Total Other Investments	—	101,370	—	101,370
Total Investments	$83,950,370	$1,051,581,138	$0	$1,135,531,508

[1]	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco High Yield Fund